LEASES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Remaining lease terms	3 years 9 months 18 days	4 years 9 months 18 days
Number of years in which lease term can be extended	8 years
Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaing lease term	5 years 6 months